BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS	Kind of related party	As of December 31,
Trade receivables		2024	2023
Ver TV	Associate	—	22
OPH	Joint venture	46	59
		46	81
Other receivables
La Capital Cable	Associate	—	457
Ver TV	Associate	—	4
		—	461
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	207	7
TSMA	Associate	—	2
OPH	Joint venture	476	2,332
		683	2,341
Other liabilities
OPH	Joint venture	3,011	5,135
		3,011	5,135
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	2,756	9,001
		2,756	9,001

CURRENT ASSETS	As of December 31,
Trade receivables	2024	2023
Other related parties	1,875	1,428
	1,875	1,428
Other receivables
Other related parties	634	9
	634	9
CURRENT LIABILITIES
Trade payables
Other Related parties	12,144	9,989
	12,144	9,989

●Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2024	2023	2022

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	132	222	475
Ver TV	Services revenues and other revenues	Associate	53	72	—
OPH	Services revenues and other revenues	Joint venture	336	183	—
			521	477	475
			Operating costs
La Capital Cable	Fees for services	Associate	(1,779)	(1,895)	(1,206)
OPH	Fees for services	Joint venture	(894)	—	—
			(2,673)	(1,895)	(1,206)

●	Other Related parties

	Transaction	Years ended December 31,
		2024	2023	2022

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	5,765	4,299	3,371
		5,765	4,299	3,371
		Operating costs
Other Related parties	Programming costs	(40,661)	(38,725)	(47,313)
Other Related parties	Editing and distribution of magazines	(4,118)	(5,938)	(8,375)
Other Related parties	Advisory services	(8,743)	(5,022)	(6,049)
Other Related parties	Advertising purchases	(2,364)	(3,188)	(4,917)
Other Related parties	Other purchases and commissions	(6,220)	(2,437)	(2,082)
		(62,106)	(55,310)	(68,736)